Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	China Rapid Finance Ltd
Entity Incorporation, State or Country Code	E9
Entity Central Index Key	0001346610
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38051
Entity Address, Address Line One	Room 7-705
Entity Address Address Line2	Zhongjidasha Plaza
Entity Address, Address Line Three	819-1 Yinxianglu Road, Nanxiang Township
Entity Address, City or Town	Shanghai,
Entity Address, Country	CN
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	201802
Business Contact
Document and Entity Information [Line Items]
Entity Address, Address Line One	Room 7-705
Entity Address Address Line2	Zhongjidasha Plaza
Entity Address, Address Line Three	819-1 Yinxianglu Road, Nanxiang Township
Entity Address, City or Town	Shanghai,
Entity Address, Country	CN
Entity Address, Postal Zip Code	201802
Contact Personnel Name	Hao (Kevin) Chen
City Area Code	21
Local Phone Number	6032-5999
Contact Personnel Email Address	IR@crfchina.com
Class A Ordinary Shares
Document and Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	104,054,977
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Class B Ordinary Shares
Document and Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	9,401,180
American Depositary Shares
Document and Entity Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 10 Class A ordinary share, par value US$0.0001 per share
Trading Symbol	XRF
Security Exchange Name	NYSE